Income Taxes (Deferred Tax Assets and Liabilities Classified in Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities
Deferred tax assets (under "Other non-current assets")	$ 650	$ 2,027
Deferred tax liabilities	7,069	5,952
Net deferred tax liabilities	$ (6,419)	$ (3,925)